SCHEDULE OF DEBT (Details) - USD ($)	Jun. 30, 2021		Dec. 31, 2020		Dec. 31, 2019	Oct. 20, 2017
Short-term Debt [Line Items]
Long-term portion of debt					$ 123,750
Total	959,423		896,584		888,109
Current portion of debt	(959,423)		(896,584)		(764,359)
Short-Term Capital Lease [Member]
Short-term Debt [Line Items]
Total	5,574		5,574		5,574
Loans Payable [Member]
Short-term Debt [Line Items]
Total	42,947
Other [Member]
Short-term Debt [Line Items]
Total	28,367		8,475
Factor [Member]
Short-term Debt [Line Items]
Total	387,535		387,535		387,535
Officer [Member] | Loans Payable [Member]
Short-term Debt [Line Items]
Total			8,475
CARE [Member]
Short-term Debt [Line Items]
Total	315,810	[1]	315,810	[1]	315,810
Debt Instrument, Interest Rate, Stated Percentage						7.00%
CFSI [Member]
Short-term Debt [Line Items]
Total	$ 179,190	[1]	$ 179,190	[1]	$ 179,190
Debt Instrument, Interest Rate, Stated Percentage						7.00%

[1]	The Company disputes these liabilities based on Seller’s misrepresentations in connection with the sale of CARE and CFSI to Deep Green effective October 1, 2017. The Company has not made any of the payments required under these notes.